Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties
The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Financial guarantees
Financial standby letters of credit	$27,222	$23,314
Commitments to extend credit
Backstop liquidity facilities	53,090	51,544
Credit enhancements	3,482	3,226
Documentary and commercial letters of credit	559	291
Other commitments to extend credit	321,836	301,132
Other credit-related commitments
Securities lending indemnifications	81,347	95,055
Performance guarantees	12,283	7,503
Sponsored member guarantees	50,241	14,043
Other	446	203

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Sources of pledged assets and collateral
Bank assets
Loans	$105,577	$102,944
Securities	105,061	107,122
Other assets	31,583	28,953
	242,221	239,019
Client assets (1)
Collateral received and available for sale or re-pledging	539,630	502,109
Less: not sold or re-pledged	(30,767)	(6,876)
	508,863	495,233
	$751,084	$734,252
Uses of pledged assets and collateral
Securities borrowing and lending	$198,887	$168,681
Obligations related to securities sold short	46,088	46,260
Obligations related to securities loaned or sold under repurchase agreements	305,788	331,784
Securitization	39,769	38,686
Covered bonds	71,307	69,802
Derivative transactions	50,100	40,352
Foreign governments and central banks	8,469	9,111
Clearing systems, payment systems and depositories	11,261	10,709
Other	19,415	18,867
	$751,084	$734,252

(1)	Primarily relates to Obligations related to securities loaned or sold under repurchase agreements, Securities loaned and Derivative transactions.